Fair Value Measurements (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CAD ($)	Nov. 14, 2025
Fair Value Measurements [Line Items]
Financial instrument fair value
Investment cost	6,525
Fair market value	$ 6,800			$ 124.0
Fair market value	100.00%			100.00%
Implied percent	7.50%			7.50%
Exceeding value	$ 6,525,000
Carrying value	252,000
Impairment charge			$ 1,426
Apollo Technology Capital Corporation [Member]
Fair Value Measurements [Line Items]
Equity percentage	7.50%			7.50%	7.50%
Exceeding value	$ 6,500